Statement of Assets and Liabilities (Unaudited) - USD ($)	Apr. 30, 2015	Jan. 31, 2015		Oct. 31, 2014	[1]	May. 05, 2014		Jan. 31, 2014	[1]
Assets
Investments in gold bullion (cost: April 30, 2015: $ 65,155,193; January 31, 2015: $ 65,938,882)	$ 60,053,590	$ 64,750,586				$ 1,306,250
Receivable from capital shares sold		20,597
Total Assets	60,053,590	64,771,183
Liabilities
Sponsor’s fee payable	7	20,600
Total Liabilities	7	20,600
Net Assets	60,053,583	64,750,583	[1]			1,306,250	[1]
Net Assets Consists of:
Paid-in-capital	65,586,916	66,087,586
Accumulated net investment (loss)	(216,134)	(154,685)
Accumulated net realized gain (loss)	(215,596)	5,978
Unrealized appreciation (depreciation) on investment in gold bullion	(5,101,603)	(1,188,296)
	$ 60,053,583	$ 64,750,583	[1]			$ 1,306,250	[1]
Shares issued and outstanding (no par value; unlimited shares authorized) (in Shares)	5,107,796	5,152,630
Net asset value per share (in Dollars per share)	$ 11.76	$ 12.57	[1]	$ 13.06				$ 13.06

[1]	Commencement of operations.